Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 142.7		$ 140.8
Total non-current assets	2,999.5		3,030.3
Total assets	3,142.2		3,171.1	$ 3,249.1
Total current liabilities	97.4		96.0
Total non current liabilities	2,076.6		2,038.3
Equity	968.2	$ 1,027.9	1,036.8	$ 1,124.6	$ 1,206.3	$ 1,291.2
Total liabilities and equity	3,142.2		3,171.1
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	22.0		0.8
Total current assets	149.5		152.6
Total non-current assets	3.6		1.8
Total assets	153.1		154.4
Total current liabilities	137.1		140.4
Total non current liabilities	1.6		0.7
Equity	14.4		13.3
Total liabilities and equity	153.1		154.4
Opex
Schedule of Equity Method Investments [Line Items]
Cash	45.2		0.2
Total current assets	370.5		220.0
Total non-current assets	3.1		0.0
Total assets	373.6		220.0
Total current liabilities	321.9		207.8
Total non current liabilities	27.1		21.3
Equity	24.6		(9.1)
Total liabilities and equity	373.6		220.0
Akal
Schedule of Equity Method Investments [Line Items]
Cash	12.6		3.7
Total current assets	215.8		116.5
Total non-current assets	0.0		0.0
Total assets	215.8		116.5
Total current liabilities	229.7		117.6
Total non current liabilities	4.2		2.3
Equity	(18.1)		(3.4)
Total liabilities and equity	215.8		116.5
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	2.0		0.4
Total current assets	48.0		41.1
Total non-current assets	2.8		1.7
Total assets	50.8		42.8
Total current liabilities	46.1		42.8
Total non current liabilities	1.4		0.0
Equity	3.3		0.0
Total liabilities and equity	$ 50.8		$ 42.8